--------------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------------

Alliance Growth
Investors Fund
and
Alliance Conservative
Investors Fund

Semi-Annual Report

October 31, 2001

                                                      Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
December 14, 2001

Dear Shareholder:

This report provides the investment results and market activity for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the semi-annual reporting period ended October 31, 2001.

Investment Objective and Policies for Alliance Growth Investors Fund

Alliance Growth Investors Fund is an open-end fund that seeks to achieve the highest total return consistent with Alliance's determination of reasonable risk through investment in a mix of equity and fixed income securities. Normally, Alliance Growth Investors Fund will invest approximately 70% of its total assets in equity securities.

Investment Results for Alliance Growth Investors Fund

During the six- and 12-month periods ended October 31, 2001, Class A shares of Alliance Growth Investors Fund returned -13.33% and -18.28%, respectively. The corresponding returns for the composite benchmark, 70% of the Standard & Poor's (S&P) 500 Stock Index and 30% of the Lehman Brothers (LB) Aggregate Bond Index, were -7.86% and -13.05%, respectively.

Alliance Growth Investors Fund underperformed the composite benchmark over both the six- and 12-month periods ended October 31, 2001. The asset allocation strategy of the Fund did not prove beneficial over the six-month period under review. Based on the belief that the macroeconomic environment was growing more suitable for equity investments, the Fund held an overweight position in equities relative to the composite benchmark. This strategy detracted from the Fund's performance.

We still remain confident that the signs of improving conditions are not illusions. While these conditions did not prompt a recovery in the equity market during the period under review, we believe they will continue to act on the economy and the market in a positive manner. The reasons for our outlook have been reinforced by the further monetary and fiscal stimuli we have seen over the past two months. Our liquidity research and data mapping suggest that the U.S. economic cycle, despite the recent burdens, should bottom out over the coming quarters. Further indications of this improving trend would prompt us to a more aggressive position both in terms of the Fund's asset class allocation and sector strategy.

INVESTMENT RESULTS*
Periods Ended October 31, 2001

                ---------------------
                    Total Returns
                ---------------------
                6 Months    12 Months
-------------------------------------

Alliance Growth
Investors Fund
   Class A       -13.33%      -18.28%
-------------------------------------
   Class B       -13.69%      -18.99%
-------------------------------------
   Class C       -13.67%      -18.90%
-------------------------------------
S&P 500
Stock Index      -14.52%      -24.83%
-------------------------------------
LB Aggregate
Bond Index         7.85%       14.56%
-------------------------------------


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

INVESTMENT RESULTS*
Periods Ended October 31, 2001

                ---------------------
                    Total Returns
                ---------------------
                6 Months    12 Months
-------------------------------------

70%/30%
Composite:
S&P 500
Stock Index /
LB Aggregate
Bond Index        -7.86%      -13.05%
-------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. The 70%/30% composite is a blend of both the S&P 500 Stock Index and the LB Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

      Additional investment results appear on pages 7-10.

Investment Objective and Policies for Alliance Conservative Investors Fund

Alliance Conservative Investors Fund is an open-end fund that seeks to achieve a high total return without, in the view of Alliance, undue risk to principal through investment in a mix of equity and fixed income securities. Normally, Alliance Conservative Investors Fund will invest approximately 70% of its total assets in fixed income securities.

Investment Results for Alliance Conservative Investors Fund

During the six- and 12-month periods ended October 31, 2001, Class A shares of Alliance Conservative Investors Fund returned -2.33% and -2.26%, respectively. The corresponding returns for the composite benchmark, 70% of the Lehman Brothers (LB) Aggregate Bond Index and 30% of the Standard & Poor's (S&P) 500 Stock Index, were 1.12% and 2.72%, respectively.

Alliance Conservative Investors Fund underperformed the composite benchmark over both the six- and 12-month periods ended October 31, 2001. The Fund's performance has been hampered by its asset allocation strategy. The Fund did not fully benefit, in a period of good returns on investment, in the government bond markets as a slight underweight position in this asset class was maintained for part of the period.


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Stock selection in the equity portion of the Fund's portfolio trailed the performance of the S&P 500 Stock Index during the period under review. This was, in part, a consequence of our sector selection. Overexposure to telecommunication stocks, a strategy based on the past performance of this sector in previous economic cycles, detracted from the Fund's performance. Additionally, a balancing underexposure to more defensive sectors such as materials, which performed well during the period under review, also detracted from the Fund's performance.

INVESTMENT RESULTS*
Periods Ended October 31, 2001

                ---------------------
                    Total Returns
                ---------------------
                6 Months    12 Months
-------------------------------------

Alliance
Conservative
Investors Fund
   Class A        -2.33%       -2.26%
-------------------------------------
   Class B        -2.63%       -2.90%
-------------------------------------
   Class C        -2.72%       -2.90%
-------------------------------------
LB Aggregate
Bond Index         7.85%       14.56%
-------------------------------------
S&P 500
Stock Index      -14.52%      -24.83%
-------------------------------------
70%/30%
Composite:
LB Aggregate
Bond Index /
S&P 500
Stock Index        1.12%        2.72%
-------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% composite is a blend of both the LB Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

      Additional investment results appear on pages 11-14.

Economic and Market Environment

While the final tallies have yet to be made, it is quite reasonable to assume that the U.S. economy fell into recession sometime in the most recent six-month period, thus ending the longest period of continuous growth in its history. This has been a very poor period, both at real economy and financial market levels. A severe retrenchment of corporate investment, in response to continuing earnings declines, has led to both the sharpest fall off in production in nearly two decades as well as a higher


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

unemployment rate. Consumers who took the blow of a falling equity market on the chin are now being re-tested in their resolve by the threat of losing their jobs. Even more so, consumer confidence is being tested by the tragic events of September 11 and the related subsequent incidents. Certainly, economic growth faces greater challenges now than six months ago.

The value of the S&P 500 Stock Index fell 15.2% during the period from April through October. However, this compares favorably with the Nasdaq Index, which fell 20.0%, adding to its already large decline from its peak in March 2000. Conversely, the price of government bonds rose significantly as investors sought the relative security of their earnings. Also, more investors came to disregard the threat of inflation to the real value of their principal amidst economic disappointment. The yield on the 10-year Treasury fell over the period under review from 5.3% to 4.2%. This equates to a rise in value of approximately 8%. Consequently, this period has seen a historically high outperformance of benchmark government bonds over the broad equity index. This difference was temporarily exaggerated by the shock of the tragic events of September 11. On the whole, the markets have recovered to pre-crisis levels by the end of October.

Indicators for the real economy continue to be gloomy. The annual change in the level of industrial production has fallen to almost -6%, the worst since the 1982 recession. Unemployment in the U.S. rose to 5.4% in October. This unemployment rate ends a period of unusual labor market tightness that has underpinned consumption strength for several years. Both imports and exports are running at levels almost 10% below those of one year ago. Economic growth will be further eroded by the events of September 11 and its consequences. In the short term, the localized difficulties in New York and the general disruption to transportation and business processes will have a significant effect on the gross domestic product (GDP) in the third quarter.

In the medium and long term, spending on security will be increased. This should rationally take the form of an expansion of the activities of the intelligence services and special military operations alongside any increase in


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

conventional military spending. Increased domestic security will naturally add to spending, but will more likely be felt as a cost in terms of reduced productivity due to restrictions on transportation. There are also the abstract costs associated with increased government surveillance of society to consider.

The efforts that have been, and are being made, to meet this economic challenge must be weighed against this gloomy picture. Emergency measures in the immediate aftermath of September 11, involved large injections of liquidity into the financial system. This addition only adds to a huge build-up in liquidity throughout this year. In addition, the Federal Reserve has executed the sharpest easing of interest rates in decades, cutting its target lending rate from 6.5% at the beginning of January to just 1.75% in the second week of December. There is no reason to believe that we have seen the last of these cuts. The authorities' room to maneuver has been greatly enhanced by subdued inflation. The relative absence of inflationary pressures in the U.S. economy is set to continue, if not become more pronounced, after the negative economic shock of the events of September 11. In the medium to long term, fiscal stimulus, whether in the form of increased government spending, tax cuts or both, may revive inflation. However, for now, monetary authorities would probably be right to ignore any threat to price stability on the reasoning that this is not their most important task in the current economic climate.

Outlook

Our macroeconomic data mapping suggests that the strong liquidity growth seen this year in the U.S. may be beginning to generate conditions conducive to an economic recovery. Measures such as industrial production and business sentiment remain at depressed levels, but there are more optimistic signs for equities in the resilience of consumer sentiment and the persistence of real income growth, aided by interest rate cuts and fiscal stimuli. Our equity investments are slightly tilted in order to benefit from the early stages of recovery, emphasizing telecommunications and materials stocks, while underweighting more defensive sectors such as health care.


--------------------------------------------------------------------------------
                  ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

[PHOTO OMITTED]  John D. Carifa

[PHOTO OMITTED]  John Ricciardi

John Ricciardi, Portfolio Manager, is a Senior Vice President and Global Bond Asset Allocation Portfolio Manager. He has over 27 years of investment experience.

We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ John Ricciardi

John Ricciardi
Vice President


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 10/31/01

    [The following was represented by a line graph in the printed material.]

S&P 500 Stock Index: $30,953

70% S&P 500 Stock Index / 30% LB Aggregate Bond Index: $27,856

Alliance Growth Investors Fund Class A: $20,963


              Alliance Growth        S&P 500          70% S&P 500 Stock Index/
              Investors Fund       Stock Index       30% LB Aggregate Bond Index
--------------------------------------------------------------------------------
  5/31/92          9573                10000                   10000
  10/31/92        10209                10247                   10362
  10/31/93        11868                11774                   11810
  10/31/94        11708                12229                   11997
  10/31/95        13927                15458                   14795
  10/31/96        15508                19180                   17633
  10/31/97        18209                25337                   22317
  10/31/98        20709                30914                   26648
  10/31/99        24533                38848                   32229
  10/31/00        25652                41209                   34249
  10/31/01        20963                30953                   27856



This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 5/31/92 to 10/31/01) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. The composite shown above represents a 70%/30% weighting (70% S&P 500 Stock Index and 30% LB Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

*     Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 10/31

                              [BAR CHART OMITTED]

           Alliance Growth Investors Fund--Yearly Periods Ended 10/31
--------------------------------------------------------------------------------
                                   Alliance Growth
                                   Investors Fund                 Composite*
--------------------------------------------------------------------------------
       10/31/92**                        7.50%                       3.62%
       10/31/93                         16.25%                      14.00%
       10/31/94                         -1.34%                       1.60%
       10/31/95                         18.95%                      23.18%
       10/31/96                         11.35%                      18.61%
       10/31/97                         17.42%                      25.14%
       10/31/98                         13.73%                      18.21%
       10/31/99                         18.47%                      18.12%
       10/31/00                          4.56%                       6.45%
       10/31/01                        -18.28%                     -13.05%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during the period.

* The composite is a blend of both the S&P 500 Stock Index and the LB Aggregate Bond Index with a 70%/30% weighting, respectively. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

** The Fund's return for the period ended 10/31/92 is from the Fund's inception date of 5/4/92 through 10/31/92. The composite benchmark's return for the period ended 10/31/92 is from 4/30/92 through 10/31/92.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH INVESTORS FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY

October 31, 2001 (unaudited)

ALLIANCE GROWTH INVESTORS FUND

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $111.7
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93

SECURITY TYPE

Equities

78.8% Common Stock

Fixed Income                                    [PIE CHART]

20.1% Treasury

1.1% Short-Term

All data as of October 31, 2001. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH INVESTORS FUND o 9

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

ALLIANCE GROWTH INVESTORS FUND
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                      Without Sales Charge             With Sales Charge
             1 Year          -18.28%                        -21.75%
            5 Years            6.21%                          5.30%
    Since Inception*           8.70%                          8.21%

Class B Shares
--------------------------------------------------------------------------------
                      Without Sales Charge             With Sales Charge
             1 Year          -18.99%                        -21.80%
            5 Years            5.43%                          5.43%
    Since Inception*           7.91%                          7.91%

Class C Shares
--------------------------------------------------------------------------------
                      Without Sales Charge             With Sales Charge
             1 Year          -18.90%                        -19.60%
            5 Years            5.45%                          5.45%
    Since Inception*           6.79%                          6.79%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2001)

                           Class A              Class B              Class C
--------------------------------------------------------------------------------
             1 Year        -23.79%              -23.66%              -21.64%
            5 Years          5.12%                5.29%                5.29%
    Since Inception*         8.08%                7.91%                6.64%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of the fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception dates: 5/4/92 Class A and Class B; 8/2/93 Class C.


--------------------------------------------------------------------------------
10 o ALLIANCE GROWTH INVESTORS FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 10/31/01

70% LB Aggregate Bond Index / 30% S&P 500 Stock Index: $23,727

Lehman Brothers Aggregate Bond Index: $20,631

Alliance Conservative Investors Fund Class A: $17,991


    [The following was represented by a line graph in the printed material.]

                                                            70% LB Aggregate
              Alliance Conservative      LB Aggregate          Bond Index/
                 Investors Fund           Bond Index     30% S&P 500 Stock Index
--------------------------------------------------------------------------------
  5/31/92               9575                10000                10000
  10/31/92              9944                10630                10515
  10/31/93             11214                11892                11856
  10/31/94             10533                11455                11687
  10/31/95             12099                13248                13911
  10/31/96             13124                14022                15570
  10/31/97             14820                15269                18290
  10/31/98             16384                16695                20961
  10/31/99             17515                16784                23403
  10/31/00             18407                18009                24969
  10/31/01             17991                20631                23727



This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 5/31/92 to 10/31/01) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The composite shown above represents a 70%/30% weighting (70% LB Aggregate Bond Index and 30% S&P 500 Stock Index).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

*     Closest month-end after Fund's Class A share inception date of 5/4/92.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 11

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 10/31

                              [BAR CHART OMITTED]

        Alliance Conservative Investors Fund--Yearly Periods Ended 10/31
--------------------------------------------------------------------------------
                                Alliance Conservative
                                   Investors Fund                 Composite*
--------------------------------------------------------------------------------
       10/31/92**                        5.31%                       5.15%
       10/31/93                         12.77%                      12.78%
       10/31/94                         -6.07%                      -1.41%
       10/31/95                         14.87%                      18.88%
       10/31/96                          8.47%                      11.32%
       10/31/97                         12.92%                      15.85%
       10/31/98                         10.56%                      13.14%
       10/31/99                          6.90%                       8.07%
       10/31/00                          5.09%                       6.93%
       10/31/01                         -2.26%                       2.72%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the Fund's net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary due to different expenses charged to these classes. Returns for the Fund include the reinvestment of any distributions paid during the period.

* The composite is a blend of both the LB Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

** The Fund's return for the period ended 10/31/92 is from the Fund's inception date of 5/4/92 through 10/31/92. The composite benchmark's return for the period ended 10/31/92 is from 4/30/92 through 10/31/92.


--------------------------------------------------------------------------------
12 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY

October 31, 2001 (unaudited)

ALLIANCE CONSERVATIVE INVESTORS FUND

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $74.9
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93

SECURITY TYPE

Equities

35.3% Common Stock

Fixed Income                                    [PIE CHART]

53.9% Treasury

10.8% Short-Term

All data as of October 31, 2001. The Fund's security type breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 13

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

ALLIANCE CONSERVATIVE INVESTORS FUND
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                      Without Sales Charge             With Sales Charge
             1 Year           -2.26%                         -6.45%
            5 Years            6.51%                          5.59%
    Since Inception*           7.03%                          6.54%

Class B Shares
--------------------------------------------------------------------------------
                      Without Sales Charge             With Sales Charge
             1 Year           -2.90%                         -6.51%
            5 Years            5.78%                          5.78%
    Since Inception*           6.28%                          6.28%

Class C Shares
--------------------------------------------------------------------------------
                      Without Sales Charge             With Sales Charge
             1 Year           -2.90%                         -3.81%
            5 Years            5.78%                          5.78%
    Since Inception*           5.52%                          5.52%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2001)

                      Class A              Class B              Class C
--------------------------------------------------------------------------------
             1 Year    -7.99%               -8.24%               -5.49%
            5 Years     5.54%                5.70%                5.72%
    Since Inception*    6.36%                6.20%                5.31%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of the fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception dates: 5/4/92 Class A and Class B; 8/2/93 Class C.


--------------------------------------------------------------------------------
14 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
October 31, 2001 (unaudited)

                                                                            Percent of
Company                                                  Value              Net Assets
----------------------------------------------------------------------------------------
U.S. Treasury Notes                                $18,103,815                   16.2%
----------------------------------------------------------------------------------------
Microsoft Corp.                                      4,367,065                    3.9
----------------------------------------------------------------------------------------
U.S. Treasury Bond, 6.375%, 8/15/27                  4,308,338                    3.9
----------------------------------------------------------------------------------------
General Electric Co.                                 3,972,331                    3.5
----------------------------------------------------------------------------------------
Home Depot, Inc.                                     3,593,620                    3.2
----------------------------------------------------------------------------------------
Bank of America Corp.                                3,557,097                    3.2
----------------------------------------------------------------------------------------
SBC Communications, Inc.                             3,342,247                    3.0
----------------------------------------------------------------------------------------
American International Group, Inc.                   2,999,533                    2.7
----------------------------------------------------------------------------------------
Liberty Media Corp. Cl.A                             2,911,979                    2.6
----------------------------------------------------------------------------------------
Pfizer, Inc.                                         2,900,528                    2.6
----------------------------------------------------------------------------------------
                                                   $50,056,553                   44.8%

MAJOR PORTFOLIO CHANGES
Six Months Ended October 31, 2001 (unaudited)

                                               -----------------------------------------
                                                          Shares or Principal
                                               -----------------------------------------
Purchases                                          Bought           Holdings 10/31/01
----------------------------------------------------------------------------------------
AFLAC, Inc.                                        48,900                      84,700
----------------------------------------------------------------------------------------
Alcoa, Inc.                                        53,700                      53,700
----------------------------------------------------------------------------------------
Altera Corp.                                       69,400                     106,800
----------------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                     58,900                      58,900
----------------------------------------------------------------------------------------
Bank One Corp.                                     63,500                      63,500
----------------------------------------------------------------------------------------
BP Plc (ADR)                                       36,900                      36,900
----------------------------------------------------------------------------------------
Danaher Corp.                                      31,200                      31,200
----------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                      43,000                      43,000
----------------------------------------------------------------------------------------
Home Depot, Inc.                                   25,500                      94,000
----------------------------------------------------------------------------------------
Sprint Corp. (FON Group)                           94,300                      94,300
----------------------------------------------------------------------------------------

Sales                                                Sold           Holdings 10/31/01
----------------------------------------------------------------------------------------
Citigroup, Inc.                                    35,500                      61,700
----------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            56,500                          -0-
----------------------------------------------------------------------------------------
Merck & Co., Inc.                                  26,700                          -0-
----------------------------------------------------------------------------------------
The Coca-Cola Co.                                  39,000                          -0-
----------------------------------------------------------------------------------------
U.S. Treasury Bond, 6.375%, 8/15/27            $1,700,000                  $3,630,000
----------------------------------------------------------------------------------------
U.S. Treasury Note, 5.50%, 8/31/01             $5,250,000                          -0-
----------------------------------------------------------------------------------------
U.S. Treasury Note, 5.75%, 8/15/10             $2,760,000                  $5,890,000
----------------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/15/05             $1,700,000                  $3,630,000
----------------------------------------------------------------------------------------
Verizon Communications, Inc.                       61,400                          -0-
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              66,400                          -0-
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 15

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
October 31, 2001 (unaudited)

                                                                            Percent of
                                                  U.S. $ Value              Net Assets
----------------------------------------------------------------------------------------
Basic Industry                                    $  4,602,919                    4.1%
----------------------------------------------------------------------------------------
Capital Goods                                        4,899,239                    4.4
----------------------------------------------------------------------------------------
Consumer Manufacturing                                 865,095                    0.8
----------------------------------------------------------------------------------------
Consumer Services                                   14,079,749                   12.6
----------------------------------------------------------------------------------------
Consumer Staples                                     7,944,864                    7.1
----------------------------------------------------------------------------------------
Energy                                               6,577,087                    5.9
----------------------------------------------------------------------------------------
Finance                                             13,544,541                   12.1
----------------------------------------------------------------------------------------
Health Care                                          6,881,835                    6.2
----------------------------------------------------------------------------------------
Multi Industry                                       5,617,350                    5.0
----------------------------------------------------------------------------------------
Technology                                          14,247,373                   12.8
----------------------------------------------------------------------------------------
Utilities                                            8,794,687                    7.9
----------------------------------------------------------------------------------------
U.S. Government                                     22,412,153                   20.1
----------------------------------------------------------------------------------------
Total Investments*                                 110,466,892                   99.0
----------------------------------------------------------------------------------------
Cash and receivables, net of liabilities             1,190,476                    1.0
----------------------------------------------------------------------------------------
Net Assets                                        $111,657,368                  100.0%
----------------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
16 o ALLIANCE GROWTH INVESTORS FUND

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
October 31, 2001 (unaudited)

                                                                            Percent of
Company                                                  Value              Net Assets
----------------------------------------------------------------------------------------
U.S. Treasury Notes                                $27,551,426                   36.8%
----------------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28                  12,565,200                   16.8
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
   0.01%, 12/06/01                                   3,742,350                    5.0
----------------------------------------------------------------------------------------
Federal Home Loan Bank,
   0.01%, 12/05/01                                   3,741,487                    5.0
----------------------------------------------------------------------------------------
Microsoft Corp.                                      1,290,930                    1.7
----------------------------------------------------------------------------------------
General Electric Co.                                 1,179,684                    1.6
----------------------------------------------------------------------------------------
Home Depot, Inc.                                     1,081,909                    1.5
----------------------------------------------------------------------------------------
Bank of America Corp.                                1,073,618                    1.4
----------------------------------------------------------------------------------------
SBC Communications, Inc.                               990,860                    1.3
----------------------------------------------------------------------------------------
Liberty Media Corp. Cl.A                               917,665                    1.2
----------------------------------------------------------------------------------------
                                                   $54,135,129                   72.3%

MAJOR PORTFOLIO CHANGES
Six Months Ended October 31, 2001 (unaudited)

                                             -------------------------------------------
                                                         Shares or Principal
                                             -------------------------------------------
Purchases                                          Bought           Holdings 10/31/01
----------------------------------------------------------------------------------------
AFLAC, Inc.                                        16,900                      25,600
----------------------------------------------------------------------------------------
Alcoa, Inc.                                        15,900                      15,900
----------------------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                     17,400                      17,400
----------------------------------------------------------------------------------------
Bank One Corp.                                     19,200                      19,200
----------------------------------------------------------------------------------------
BP Plc (ADR)                                       11,100                      11,100
----------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                      12,700                      12,700
----------------------------------------------------------------------------------------
Federal Home Loan Bank,
   0.01%, 12/05/01                             $3,750,000                  $3,750,000
----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
   0.01%, 12/06/01                             $3,750,000                  $3,750,000
----------------------------------------------------------------------------------------
Home Depot, Inc.                                   11,600                      28,300
----------------------------------------------------------------------------------------
Sprint Corp. (FON Group)                           27,900                      27,900
----------------------------------------------------------------------------------------

Sales                                                Sold           Holdings 10/31/01
----------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            13,600                          -0-
----------------------------------------------------------------------------------------
Merck & Co., Inc.                                   6,400                          -0-
----------------------------------------------------------------------------------------
Pharmacia Corp.                                     9,600                          -0-
----------------------------------------------------------------------------------------
The Coca-Cola Co.                                   9,400                          -0-
----------------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28               $660,000                 $11,840,000
----------------------------------------------------------------------------------------
U.S. Treasury Note, 4.75%, 2/15/04               $430,000                  $7,770,000
----------------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/31/01             $5,895,000                          -0-
----------------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/15/05               $350,000                  $6,240,000
----------------------------------------------------------------------------------------
Verizon Communications, Inc.                       14,900                          -0-
----------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              16,100                          -0-
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 17

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
October 31, 2001 (unaudited)

                                                                            Percent of
                                                  U.S. $ Value              Net Assets
----------------------------------------------------------------------------------------
Basic Industry                                     $ 1,363,441                    1.8%
----------------------------------------------------------------------------------------
Capital Goods                                        1,454,523                    1.9
----------------------------------------------------------------------------------------
Consumer Manufacturing                                 256,800                    0.4
----------------------------------------------------------------------------------------
Consumer Services                                    4,269,029                    5.7
----------------------------------------------------------------------------------------
Consumer Staples                                     2,363,228                    3.2
----------------------------------------------------------------------------------------
Energy                                               1,965,837                    2.6
----------------------------------------------------------------------------------------
Finance                                              4,082,529                    5.5
----------------------------------------------------------------------------------------
Health Care                                          2,044,717                    2.7
----------------------------------------------------------------------------------------
Multi Industry                                       1,669,224                    2.2
----------------------------------------------------------------------------------------
Technology                                           4,224,502                    5.6
----------------------------------------------------------------------------------------
Utilities                                            2,597,970                    3.5
----------------------------------------------------------------------------------------
U.S. Government                                     47,600,463                   63.6
----------------------------------------------------------------------------------------
Total Investments*                                  73,892,263                   98.7
----------------------------------------------------------------------------------------
Cash and receivables, net of liabilities               984,425                    1.3
----------------------------------------------------------------------------------------
Net Assets                                         $74,876,688                  100.0%
----------------------------------------------------------------------------------------

*     Excludes short-term obligations.


--------------------------------------------------------------------------------
18 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2001 (unaudited)

Company                                                     Shares        U.S. $ Value
----------------------------------------------------------------------------------------
COMMON STOCKS-78.9%

Technology-12.8%
Communications Equipment-2.5%
Cisco Systems, Inc.(a)..............................       165,800      $    2,805,336
                                                                        --------------

Computer Hardware-2.4%
Dell Computer Corp.(a) .............................       110,400           2,647,392
                                                                        --------------

Computer Software-5.0%
Microsoft Corp.(a) .................................        75,100           4,367,065
Oracle Corp.(a) ....................................        85,300           1,156,668
                                                                        --------------
                                                                             5,523,733
                                                                        --------------
Semi-Conductor Components-2.9%
Altera Corp.(a) ....................................       106,800           2,157,360
Intel Corp. ........................................        45,600           1,113,552
                                                                        --------------
                                                                             3,270,912
                                                                        --------------
                                                                            14,247,373
                                                                        --------------
Consumer Services-12.6%
Broadcasting/Media-5.9%
AOL Time Warner, Inc.(a) ...........................        41,450           1,293,654
Liberty Media Corp. Cl.A(a) ........................       249,100           2,911,979
Viacom, Inc. Cl.A(a) ...............................        65,000           2,384,200
                                                                        --------------
                                                                             6,589,833
                                                                        --------------
Cellular Communications-1.9%
AT&T Wireless Services, Inc.(a) ....................       143,615           2,073,801
                                                                        --------------

Entertainment & Leisure-1.6%
Harley-Davidson, Inc. ..............................        20,100             909,726
The Walt Disney Co. ................................        49,100             912,769
                                                                        --------------
                                                                             1,822,495
                                                                        --------------
Retail - General Merchandise-3.2%
Home Depot, Inc. ...................................        94,000           3,593,620
                                                                        --------------
                                                                            14,079,749
                                                                        --------------
Finance-12.1%
Banking - Regional-5.1%
Bank of America Corp. ..............................        60,300           3,557,097
Bank One Corp. .....................................        63,500           2,107,565
                                                                        --------------
                                                                             5,664,662
                                                                        --------------
Insurance-4.5%
AFLAC, Inc. ........................................        84,700           2,071,762
American International Group, Inc. .................        38,162           2,999,533
                                                                        --------------
                                                                             5,071,295
                                                                        --------------
Miscellaneous-2.5%
Citigroup, Inc. ....................................        61,700           2,808,584
                                                                        --------------
                                                                            13,544,541
                                                                        --------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 19

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares        U.S. $ Value
----------------------------------------------------------------------------------------
Utilities-7.9%
Electric & Gas-1.3%
The AES Corp.(a) ...................................       101,000      $    1,398,850
                                                                        --------------

Telephone Utility-6.6%
BellSouth Corp. ....................................        26,400             976,800
Qwest Communications International, Inc. ...........        30,100             389,795
SBC Communications, Inc. ...........................        87,700           3,342,247
Sprint Corp. (FON Group) ...........................        94,300           1,886,000
Telefonica, SA (Spain) (a)(b) ......................             4                  48
WorldCom, Inc. .....................................        59,550             800,947
                                                                        --------------
                                                                             7,395,837
                                                                        --------------
                                                                             8,794,687
                                                                        --------------
Consumer Staples-7.1%
Beverages-2.2%
Anheuser-Busch Companies, Inc. .....................        58,900           2,453,774
                                                                        --------------

Retail - Food & Drugs-3.6%
Kroger Co.(a) ......................................        88,900           2,174,494
Walgreen Co. .......................................        58,200           1,884,516
                                                                        --------------
                                                                             4,059,010
                                                                        --------------
Tobacco-1.3%
Philip Morris Companies, Inc. ......................        30,600           1,432,080
                                                                        --------------
                                                                             7,944,864
                                                                        --------------
Health Care-6.2%
Biotechnology-1.2%
Amgen, Inc.(a) .....................................        23,100           1,312,542
                                                                        --------------

Drugs-3.8%
Pfizer, Inc. .......................................        69,225           2,900,528
Schering-Plough Corp. ..............................        35,800           1,331,044
                                                                        --------------
                                                                             4,231,572
                                                                        --------------
Medical Products-1.2%
Johnson & Johnson ..................................        23,100           1,337,721
                                                                        --------------
                                                                             6,881,835
                                                                        --------------
Energy-5.9%
Domestic Producers-0.9%
Kerr-McGee Corp. ...................................        18,100           1,042,560
                                                                        --------------

International-1.6%
BP Plc (ADR) (United Kingdom).......................        36,900           1,783,746
                                                                        --------------

Oil Service-1.8%
Baker Hughes, Inc. .................................        27,200             974,576
Transocean Sedco Forex, Inc. .......................        33,100             997,965
                                                                        --------------
                                                                             1,972,541
                                                                        --------------


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                         Shares or
                                                         Principal
                                                            Amount
Company                                                      (000)        U.S. $ Value
----------------------------------------------------------------------------------------
Miscellaneous-1.6%
Dynegy, Inc. Cl.A ..................................        31,800      $    1,141,620
Enron Corp.(a) .....................................        45,800             636,620
                                                                        --------------
                                                                             1,778,240
                                                                        --------------
                                                                             6,577,087
                                                                        --------------
Multi-Industry Companies-5.0%
Danaher Corp. ......................................        31,200           1,739,088
Minnesota Mining & Manufacturing Co. ...............        17,100           1,784,898
Tyco International, Ltd. ...........................        42,600           2,093,364
                                                                        --------------
                                                                             5,617,350
                                                                        --------------
Capital Goods-4.4%
Miscellaneous-4.4%
General Electric Co. ...............................       109,100           3,972,331
United Technologies Corp. ..........................        17,200             926,908
                                                                        --------------
                                                                             4,899,239
                                                                        --------------
Basic Industry-4.1%
Chemicals-2.6%
E.I. du Pont de Nemours & Co. ......................        43,000           1,719,570
The Dow Chemical Co. ...............................        34,600           1,150,450
                                                                        --------------
                                                                             2,870,020
                                                                        --------------
Mining & Metals-1.5%
Alcoa, Inc. ........................................        53,700           1,732,899
                                                                        --------------
                                                                             4,602,919
                                                                        --------------
Consumer Manufacturing-0.8%
Auto & Related-0.8%
Ford Motor Co. .....................................        53,900             865,095
                                                                        --------------

Total Common Stocks
   (cost $106,422,745)..............................                        88,054,739
                                                                        --------------

DEBT OBLIGATIONS-20.1%
U.S. Government Obligations-20.1%
U.S. Treasury Bond
   6.375%, 8/15/27..................................        $3,630           4,308,338
U.S. Treasury Notes
   4.75%, 11/15/08..................................         2,100           2,193,177
   5.625%, 2/15/06..................................         1,170           1,271,275
   5.75%, 8/15/10...................................         5,890           6,538,843
   6.50%, 8/15/05...................................         3,630           4,042,913
   6.50%, 2/15/10...................................         2,140           2,482,742
   7.25%, 5/15/04...................................         1,420           1,574,865
                                                                        --------------

Total Debt Obligations
   (cost $20,052,930)...............................                        22,412,153
                                                                        --------------


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 21

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                         Shares or
                                                         Principal
                                                            Amount
Company                                                      (000)        U.S. $ Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.1%
Time Deposit-1.1%
State Street Euro Dollar
   2.00%, 11/01/01
   (amortized cost $1,287,000)......................        $1,287      $    1,287,000
                                                                        --------------

Total Investments-100.1%
   (cost $127,762,675)..............................                       111,753,892
Other assets less liabilities-(0.1%)................                           (96,524)
                                                                        --------------

Net Assets-100%.....................................                    $  111,657,368
                                                                        ==============

(a)   Non-income producing security.

(b)   Euro denominated security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

CONSERVATIVE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
October 31, 2001 (unaudited)

Company                                                     Shares        U.S. $ Value
----------------------------------------------------------------------------------------
COMMON STOCKS-35.1%

Consumer Services-5.7%
Broadcasting/Media-2.7%
AOL Time Warner, Inc.(a)............................        12,600       $     393,246
Liberty Media Corp. Cl.A(a).........................        78,500             917,665
Viacom, Inc. Cl.A(a)................................        19,600             718,928
                                                                         -------------
                                                                             2,029,839
                                                                         -------------
Cellular Communications-0.8%
AT&T Wireless Services, Inc.(a).....................        42,542             614,307
                                                                         -------------

Entertainment & Leisure-0.7%
Harley-Davidson, Inc. ..............................         6,000             271,560
The Walt Disney Co. ................................        14,600             271,414
                                                                         -------------
                                                                               542,974
                                                                         -------------
Retail - General Merchandise-1.5%
Home Depot, Inc. ...................................        28,300           1,081,909
                                                                         -------------
                                                                             4,269,029
                                                                         -------------
Technology-5.6%
Communications Equipment-1.1%
Cisco Systems, Inc.(a)..............................        49,100             830,772
                                                                         -------------

Computer Hardware-1.0%
Dell Computer Corp.(a)..............................        32,700             784,146
                                                                         -------------

Computer Software-2.2%
Microsoft Corp.(a)..................................        22,200           1,290,930
Oracle Corp.(a).....................................        25,500             345,780
                                                                         -------------
                                                                             1,636,710
                                                                         -------------
Semi-Conductor Components-1.3%
Altera Corp.(a).....................................        31,600             638,320
Intel Corp. ........................................        13,700             334,554
                                                                         -------------
                                                                               972,874
                                                                         -------------
                                                                             4,224,502
                                                                         -------------
Finance-5.5%
Banking - Regional-2.3%
Bank of America Corp. ..............................        18,200           1,073,618
Bank One Corp. .....................................        19,200             637,248
                                                                         -------------
                                                                             1,710,866
                                                                         -------------
Insurance-2.1%
AFLAC, Inc. ........................................        25,600             626,176
American International Group, Inc. .................        11,455             900,363
                                                                         -------------
                                                                             1,526,539
                                                                         -------------
Miscellaneous-1.1%
Citigroup, Inc. ....................................        18,566             845,124
                                                                         -------------
                                                                             4,082,529
                                                                         -------------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 23

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares        U.S. $ Value
----------------------------------------------------------------------------------------
Utilities-3.5%
Electric & Gas-0.6%
The AES Corp.(a) ...................................        29,900       $     414,115
                                                                         -------------
Telephone Utility-2.9%
BellSouth Corp. ....................................         7,800             288,600
Qwest Communications International, Inc. ...........         9,300             120,435
SBC Communications, Inc. ...........................        26,000             990,860
Sprint Corp. (FON Group) ...........................        27,900             558,000
WorldCom, Inc. .....................................        16,800             225,960
                                                                         -------------
                                                                             2,183,855
                                                                         -------------
                                                                             2,597,970
                                                                         -------------
Consumer Staples-3.2%
Beverages-1.0%
Anheuser-Busch Companies, Inc. .....................        17,400             724,884
                                                                         -------------

Retail - Food & Drugs-1.6%
Kroger Co.(a) ......................................        26,800             655,528
Walgreen Co. .......................................        17,200             556,936
                                                                         -------------
                                                                             1,212,464
                                                                         -------------
Tobacco-0.6%
Philip Morris Companies, Inc. ......................         9,100             425,880
                                                                         -------------
                                                                             2,363,228
                                                                         -------------
Health Care-2.7%
Biotechnology-0.5%
Amgen, Inc.(a) .....................................         6,900             392,058
                                                                         -------------

Drugs-1.7%
Pfizer, Inc. .......................................        20,550             861,045
Schering-Plough Corp. ..............................        10,700             397,826
                                                                         -------------
                                                                             1,258,871
                                                                         -------------
Medical Products-0.5%
Johnson & Johnson ..................................         6,800             393,788
                                                                         -------------
                                                                             2,044,717
                                                                         -------------
Energy-2.6%
Domestic Producers-0.4%
Kerr-McGee Corp. ...................................         5,400             311,040
                                                                         -------------

International-0.7%
BP Plc (ADR) (United Kingdom) ......................        11,100             536,574
                                                                         -------------

Oil Service-0.8%
Baker Hughes, Inc. .................................         8,100             290,223
Transocean Sedco Forex, Inc. .......................        10,000             301,500
                                                                         -------------
                                                                               591,723
                                                                         -------------


--------------------------------------------------------------------------------
24 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                         Shares or
                                                         Principal
                                                            Amount
Company                                                      (000)        U.S. $ Value
----------------------------------------------------------------------------------------
Miscellaneous-0.7%
Dynegy, Inc. Cl.A ..................................         9,400       $     337,460
Enron Corp.(a) .....................................        13,600             189,040
                                                                         -------------
                                                                               526,500
                                                                         -------------
                                                                             1,965,837
                                                                         -------------
Multi-Industry Companies-2.2%
Danaher Corp. ......................................         9,200             512,808
Minnesota Mining & Manufacturing Co. ...............         5,100             532,338
Tyco International, Ltd. ...........................        12,700             624,078
                                                                         -------------
                                                                             1,669,224
                                                                         -------------
Capital Goods-1.9%
Miscellaneous-1.9%
General Electric Co. ...............................        32,400           1,179,684
United Technologies Corp. ..........................         5,100             274,839
                                                                         -------------
                                                                             1,454,523
                                                                         -------------
Basic Industry-1.8%
Chemicals-1.1%
E.I. du Pont de Nemours & Co. ......................        12,700             507,873
The Dow Chemical Co. ...............................        10,300             342,475
                                                                         -------------
                                                                               850,348
                                                                         -------------
Mining & Metals-0.7%
Alcoa, Inc. ........................................        15,900             513,093
                                                                         -------------
                                                                             1,363,441
                                                                         -------------
Consumer Manufacturing-0.4%
Auto & Related-0.4%
Ford Motor Co. .....................................        16,000             256,800
                                                                         -------------

Total Common Stocks
   (cost $31,314,731)...............................                        26,291,800
                                                                         -------------

DEBT OBLIGATIONS-53.6%
U.S. Government Obligations-53.6%
U.S. Treasury Bond
   5.50%, 8/15/28...................................        11,840          12,565,200
U.S. Treasury Notes
   4.75%, 2/15/04...................................         7,770           8,137,832
   4.75%, 11/15/08..................................         3,170           3,310,653
   5.75%, 8/15/10...................................         2,940           3,263,870
   6.50%, 8/15/05...................................         6,240           6,949,800
   6.50%, 2/15/10...................................         1,420           1,647,427
   6.875%, 5/15/06..................................         3,725           4,241,844
                                                                         -------------
Total Debt Obligations
   (cost $36,171,539)...............................                        40,116,626
                                                                         -------------


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 25

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

                                                         Shares or
                                                         Principal
                                                            Amount
Company                                                      (000)        U.S. $ Value
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.7%
Time Deposit-0.7%
State Street Euro Dollar
   2.00%, 11/01/01..................................        $  518       $     518,000
                                                                         -------------

U.S. Government Agency Obligations-10.0%
Federal Home Loan Bank
   0.01%, 12/05/01..................................         3,750           3,741,487
Federal Home Loan Mortgage Corp.
   0.01%, 12/06/01..................................         3,750           3,742,350
                                                                         -------------

Total Short-Term Investments
   (amortized cost $7,993,922)......................                         8,001,837
                                                                         -------------

Total Investments-99.4%
   (cost $75,480,192)...............................                        74,410,263
Other assets less liabilities-0.6%..................                           466,425
                                                                         -------------

Net Assets-100%.....................................                     $  74,876,688
                                                                         =============

(a)   Non-income producing security.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2001 (unaudited)

                                                      Growth             Conservative
                                                   Investors Fund       Investors Fund
                                                 ==================   =================
Assets
Investments in securities, at value
   (cost $127,762,675 and $75,480,192
   respectively)...............................  $      111,753,892   $      74,410,263
Cash  .........................................                 862                 567
Foreign cash, at value (cost $0 and $998)......                  -0-              1,059
Interest and dividends receivable..............             358,096             560,454
Receivable for shares of beneficial
   interest sold...............................              17,454             136,951
Foreign taxes receivable.......................              14,684               2,488
                                                 ------------------   -----------------
Total assets...................................         112,144,988          75,111,782
                                                 ------------------   -----------------
Liabilities
Payable for shares of beneficial interest
   redeemed....................................             127,214               2,602
Advisory fee payable...........................              72,332              38,321
Distribution fee payable.......................              70,402              48,467
Accrued expenses...............................             217,672             145,704
                                                 ------------------   -----------------
Total liabilities..............................             487,620             235,094
                                                 ------------------   -----------------
Net Assets.....................................  $      111,657,368   $      74,876,688
                                                 ==================   =================
Composition of Net Assets
Shares of beneficial interest, at par..........                 110                  72
Additional paid-in capital.....................         138,791,696          79,320,613
Undistributed net investment income (loss).....             352,365            (133,089)
Accumulated net realized loss on
   investments and foreign currency
   transactions................................         (11,474,890)         (3,301,477)
Net unrealized depreciation of investments
   and foreign currency denominated
   assets and liabilities......................         (16,011,913)         (1,009,431)
                                                 ------------------   -----------------
                                                 $      111,657,368   $      74,876,688
                                                 ==================   =================

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 27

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                        Growth           Conservative
                                                    Investors Fund      Investors Fund
                                                    ==============      ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per
   share ($43,263,784 / 4,268,047 and
   $24,627,664 / 2,400,054 shares of
   beneficial interest issued and
   outstanding, respectively) ................           $10.14              $10.26
Sales charge--4.25% of public offering
   price .....................................              .45                 .46
                                                         ------              ------
Maximum offering price .......................           $10.59              $10.72
                                                         ======              ======
Class B Shares
Net asset value, and offering price
   per share ($58,683,972 / 5,745,708
   and $43,203,809 / 4,112,484 shares
   of beneficial interest issued and
   outstanding, respectively) ................           $10.21              $10.51
                                                         ======              ======
Class C Shares
Net asset value, and offering price
   per share ($9,709,612 / 949,431 and
   $7,045,215 / 670,024 shares of
   beneficial interest issued and
   outstanding, respectively) ................           $10.23              $10.51
                                                         ======              ======

See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2001 (unaudited)

                                                       Growth            Conservative
                                                   Investors Fund       Investors Fund
                                                 ==================   =================
Investment Income
Interest.......................................  $          808,797   $       1,278,743
Dividends (net of foreign taxes withheld of
   $473 and $88, respectively).................             491,723             131,625
                                                 ------------------   -----------------
Total income...................................           1,300,520           1,410,368
                                                 ------------------   -----------------
Expenses
Advisory fee...................................             482,427             281,134
Distribution fee--Class A......................              73,890              36,946
Distribution fee--Class B......................             339,112             212,409
Distribution fee--Class C......................              57,826              39,282
Transfer agency................................             207,583              92,844
Custodian......................................              57,544              57,667
Printing.......................................              28,148              12,632
Registration...................................              24,291              16,592
Audit and legal................................              23,563              34,491
Trustees' fees.................................              15,466              14,777
Miscellaneous..................................               5,945               4,541
                                                 ------------------   -----------------
Total expenses.................................           1,315,795             803,315
Less: expenses waived and assumed by
   adviser (See Note B)........................                  -0-           (102,348)
                                                 ------------------   -----------------
Net expenses...................................           1,315,795             700,967
                                                 ------------------   -----------------
Net investment income (loss)...................             (15,275)            709,401
                                                 ------------------   -----------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized loss on investment
   transactions................................          (9,403,393)         (2,116,132)
Net realized loss on foreign currency
   transactions................................                (163)               (103)
Net change in unrealized
   appreciation/depreciation of:
   Investments.................................          (8,808,884)           (546,671)
   Foreign currency denominated assets
      and liabilities..........................               1,578               1,122
                                                 ------------------   -----------------
Net loss on investments and foreign
   currency transactions.......................         (18,210,862)         (2,661,784)
                                                 ------------------   -----------------
Net Decrease in Net Assets
   from Operations.............................  $      (18,226,137)  $      (1,952,383)
                                                 ==================   =================

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 29

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                         Growth Investors Fund
                                                 ======================================
                                                     Six Months
                                                        Ended                Year
                                                     October 31,             Ended
                                                        2001               April 30,
                                                     (unaudited)             2001
                                                 ==================   =================
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)...................  $          (15,275)  $       2,207,873
Net realized gain (loss) on investments and
   foreign currency transactions...............          (9,403,556)          5,371,617
Net change in unrealized
   appreciation/depreciation of investments
   and foreign currency denominated
   assets and liabilities......................          (8,807,306)        (20,360,945)
                                                 ------------------   -----------------
Net decrease in net assets from
   operations..................................         (18,226,137)        (12,781,455)
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A.....................................                  -0-         (1,281,941)
   Class B.....................................                  -0-         (1,211,933)
   Class C.....................................                  -0-           (199,314)
Net realized gain on investments
   Class A.....................................                  -0-         (6,495,444)
   Class B.....................................                  -0-         (9,031,632)
   Class C.....................................                  -0-         (1,488,268)
Transactions in Shares of
Beneficial Interest
Net increase (decrease)........................          (9,144,203)         26,833,227
                                                 ------------------   -----------------
Total decrease.................................         (27,370,340)         (5,656,760)
Net Assets
Beginning of period............................         139,027,708         144,684,468
                                                 ------------------   -----------------
End of period (including undistributed net
   investment income of $352,365 and
   $367,640, respectively).....................  $      111,657,368   $     139,027,708
                                                 ==================   =================

See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH INVESTORS FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                       Conservative Investors Fund
                                                 ======================================
                                                     Six Months
                                                        Ended                Year
                                                     October 31,             Ended
                                                        2001               April 30,
                                                     (unaudited)             2001
                                                 ==================   =================
Increase (Decrease) in Net Assets
from Operations
Net investment income..........................  $          709,401   $       2,177,291
Net realized loss on investments and
   foreign currency transactions...............          (2,116,235)           (575,767)
Net change in unrealized
   appreciation/depreciation of investments
   and foreign currency denominated
   assets and liabilities......................            (545,549)           (788,177)
                                                 ------------------   -----------------
Net increase (decrease) in net assets
   from operations.............................          (1,952,383)            813,347
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A.....................................            (326,480)           (898,965)
   Class B.....................................            (402,680)         (1,125,160)
   Class C.....................................             (74,133)           (221,421)
Net realized gain on investments
   Class A.....................................                  -0-           (933,385)
   Class B.....................................                  -0-         (1,427,456)
   Class C.....................................                  -0-           (281,167)
Transactions in Shares of
Beneficial Interest
Net increase...................................           5,265,503          13,376,607
                                                 ------------------   -----------------
Total increase.................................           2,509,827           9,302,400
Net Assets
Beginning of period............................          72,366,861          63,064,461
                                                 ------------------   -----------------
End of period (including undistributed
   net investment income of $24,498,
   at April 30, 2001)..........................  $       74,876,688   $      72,366,861
                                                 ==================   =================

See notes to financial statements.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 31

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or, if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest, dividends and foreign tax reclaims recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 33

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

7. Change in Accounting Principle

As required, effective May 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. This change will have no impact on the net assets of the Funds. Prior to May 1, 2001, the Funds did not amortize premiums on debt securities.

The Growth Investors Fund determined that the adoption of premium amortization policy did not result in material difference to the net investment income for the period ended October 31, 2001.

The Conservative Investors Fund determined that the adoption of premium amortization policy resulted in a cumulative reduction of $63,695 in cost of investments and a corresponding $63,695 increase in net unrealized appreciation/depreciation, based on investments owned by the Fund on May 1, 2001.

The effect of this change for the period ended October 31, 2001, was to decrease net investment income by $59,091, increase net unrealized appreciation (depreciation) by $53,625 and increase net realized gains (losses) by $5,466. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect the change in accounting principle.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the average daily net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the six months ended October 31, 2001, such reimbursement amounted to $102,348 for the Conservative Investors Fund.

The Funds compensate Alliance Global Investor Services, Inc., (formerly Alliance Fund Services, Inc.) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $143,482 and $71,445 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the six months ended October 31, 2001.

For the six months ended October 31, 2001, the Funds' expenses were reduced by $5,186 and $2,199 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of each Fund's shares. The Distributor has advised the Funds that


--------------------------------------------------------------------------------
34 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

it has received front-end sales charges of $9,257 from the sales of Class A shares and $195, $34,580 and $634 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 2001 for the Growth Investors Fund. The Distributor also received front-end sales charges of $12,241 from the sales of Class A shares and $1,848, $39,734 and $427 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 2001 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the six months ended October 31, 2001, amounted to $124,460 and $36,737 for the Growth Investors and Conservative Investors Funds, respectively, of which $2,655 and $705 was paid by the Growth Investors and Conservative Investors Funds, respectively, to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $24,445 and $25,486, respectively, for the Growth Investors and Conservative Investors Funds, respectively.

NOTE C

Distribution Plans

The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 35

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $55,453,347 and $48,235,968, respectively, for the six months ended October 31, 2001. There were purchases of $631,338 and sales of $13,138,638 of U.S. government and government agency obligations for the six months ended October 31, 2001. At October 31, 2001, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $4,510,383 and gross unrealized depreciation of investments was $20,519,166 resulting in net unrealized depreciation of $16,008,783 (excluding foreign currency transactions).

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $18,927,846 and $11,409,343, respectively, for the six months ended October 31, 2001. There were purchases of $7,636,906 and sales of $2,849,299 of U.S. government and government agency obligations for the six months ended October 31, 2001. At October 31, 2001, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $4,286,512 and gross unrealized depreciation of investments was $5,356,441 resulting in net unrealized depreciation of $1,069,929 (excluding foreign currency transactions).

The Growth Investors Fund incurred and elected to defer post October capital losses of $960,456 for the year ended April 30, 2001. The Conservative Investors Fund incurred and elected to defer post October currency losses and capital losses of $7,167 and $688,446, respectively, for the year ended April 30, 2001. These losses are treated as though incurred on May 1, 2001. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. Forward Exchange Currency Contracts

The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a sepa-


--------------------------------------------------------------------------------
36 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

rate account of the Funds having a value at least equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At October 31, 2001, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. Financial Futures Contracts

The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At October 31, 2001, the Funds had no outstanding futures contracts.

NOTE E

Securities Lending

The Funds have entered into a securities lending agreement with AG Edwards & Sons, Inc. (formerly ING Institutional Trust Company) (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Funds, administers the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Funds. AG Edwards & Sons, Inc. will indemnify the Funds for any losses resulting from a borrower's failure to return a loaned security when due. Fee income earned for the period ended October 31, 2001 amounted to $3,632 and $2,065 for the Growth Investors Fund and Conservative Investors Fund, respectively. Such fee income earned is included in interest income in the accompanying statement of operations. For the period ended October 31, 2001, the Funds had no securities lending transactions outstanding.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 37

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                        Alliance Growth Investors Fund

                  ------------------------------------   -------------------------------------
                                 Shares                                  Amount
                  ------------------------------------   -------------------------------------
                  Six Months Ended          Year Ended   Six Months Ended           Year Ended
                  October 31, 2001           April 30,   October 31, 2001            April 30,
                       (unaudited)                2001        (unaudited)                 2001
----------------------------------------------------------------------------------------------
Class A
Shares sold                174,444          1,481,380         $ 1,993,328         $ 20,203,483
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                -0-           606,310                  -0-           7,475,861
----------------------------------------------------------------------------------------------
Shares converted
   from Class B            207,842             33,048           2,133,577              446,833
----------------------------------------------------------------------------------------------
Shares redeemed           (647,438)        (1,269,844)         (7,015,062)         (17,277,124)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)             (265,152)           850,894         $(2,888,157)        $ 10,849,053
==============================================================================================

Class B
Shares sold                282,242          1,361,564         $ 3,122,075         $ 18,159,740
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                -0-           768,778                  -0-           9,617,454
----------------------------------------------------------------------------------------------
Shares converted
   to Class A             (206,136)           (32,718)         (2,133,577)            (446,833)
----------------------------------------------------------------------------------------------
Shares redeemed           (538,014)        (1,160,946)         (6,061,299)         (15,411,368)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)             (461,908)           936,678         $(5,072,801)        $ 11,918,993
==============================================================================================

Class C
Shares sold                 67,145            480,453         $   749,523         $  6,471,594
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                -0-           127,137                  -0-           1,591,754
----------------------------------------------------------------------------------------------
Shares redeemed           (177,147)          (311,383)         (1,932,768)          (3,998,167)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)             (110,002)           296,207         $(1,183,245)        $  4,065,181
==============================================================================================


--------------------------------------------------------------------------------
38 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                                     Alliance Conservative Investors Fund

                  ------------------------------------   -------------------------------------
                                 Shares                                  Amount
                  ------------------------------------   -------------------------------------
                  Six Months Ended          Year Ended   Six Months Ended           Year Ended
                  October 31, 2001           April 30,   October 31, 2001            April 30,
                       (unaudited)                2001        (unaudited)                 2001
----------------------------------------------------------------------------------------------
Class A
Shares sold                283,814            681,924         $ 2,956,798         $  7,570,815
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            28,891            157,170             291,679            1,719,345
----------------------------------------------------------------------------------------------
Shares converted
   from Class B            106,744             31,970           1,099,089              358,692
----------------------------------------------------------------------------------------------
Shares redeemed           (291,301)          (510,422)         (3,020,956)          (5,670,012)
----------------------------------------------------------------------------------------------
Net increase               128,148            360,642         $ 1,326,610         $  3,978,840
==============================================================================================

Class B
Shares sold                867,171          1,066,253         $ 9,286,665         $ 12,013,059
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            32,321            209,660             332,813            2,346,013
----------------------------------------------------------------------------------------------
Shares converted
   to Class A             (114,324)           (31,313)         (1,099,089)            (358,692)
----------------------------------------------------------------------------------------------
Shares redeemed           (357,624)          (579,495)         (3,899,740)          (6,615,810)
----------------------------------------------------------------------------------------------
Net increase               427,544            665,105         $ 4,620,649         $  7,384,570
==============================================================================================

Class C
Shares sold                230,481            424,341         $ 2,485,762         $  4,777,482
----------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             6,448             41,616              66,799              465,910
----------------------------------------------------------------------------------------------
Shares redeemed           (302,390)          (288,658)         (3,234,317)          (3,230,195)
----------------------------------------------------------------------------------------------
Net increase
   (decrease)              (65,461)           177,299         $  (681,756)        $  2,013,197
==============================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the six months ended October 31, 2001.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 39

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                ---------------------------------------------------------------------------------------------
                                                                            Class A
                                ---------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                October 31,                                  Year Ended April 30,
                                       2001       ---------------------------------------------------------------------------
                                (unaudited)            2001            2000            1999            1998           1997
                                ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........       $11.70          $14.80          $15.80          $15.09          $13.12         $14.08
Income From Investment
  Operations
Net investment income (a) ....          .02             .26             .29             .17             .12            .16(b)
Net realized and unrealized
  gain (loss) on investment
  transactions ...............        (1.58)          (1.33)           1.05            2.20            3.34            .76
                                ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................        (1.56)          (1.07)           1.34            2.37            3.46            .92
                                ---------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........           -0-           (.33)           (.29)           (.16)           (.16)          (.19)
Distributions in excess of net
  investment income ..........           -0-             -0-             -0-           (.09)             -0-            -0-
Distributions from net
  realized gains .............           -0-          (1.70)          (2.05)          (1.41)          (1.33)         (1.69)
                                ---------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............           -0-          (2.03)          (2.34)          (1.66)          (1.49)         (1.88)
                                ---------------------------------------------------------------------------------------------
Net asset value,
  end of period ..............       $10.14          $11.70          $14.80          $15.80          $15.09         $13.12
                                =============================================================================================
Total Return
Total investment return based
  on net asset value (c) .....       (13.33)%         (7.94)%          9.19%          16.81%          27.96%          6.69%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............      $43,264         $53,031         $54,509         $47,917         $33,222        $27,453
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ...........         1.59%(d)        1.50%(e)        1.46%(e)        1.56%(e)        1.60%(e)       1.56%(e)
  Expenses, before waivers/
    reimbursements ...........         1.59%(d)        1.50%           1.46%           1.56%           1.60%          1.73%
  Net investment income ......          .43%(d)        1.97%           1.93%           1.12%            .81%          1.14%
Portfolio turnover rate ......           45%            114%            155%             84%            137%           133%

See footnote summary on page 46.


--------------------------------------------------------------------------------
40 o ALLIANCE GROWTH INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                 -------------------------------------------------------------------------------------------------
                                                                             Class B
                                 -------------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                 October 31,                                  Year Ended April 30,
                                        2001       -------------------------------------------------------------------------------
                                 (unaudited)            2001            2000            1999             1998              1997
                                 -------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $11.83          $14.94          $15.88          $15.12           $13.11            $14.08
                                 -------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(a)         (.02)            .17             .18             .06              .01               .06(b)
Net realized and unrealized
  gain (loss) on investment
  transactions ................        (1.60)          (1.35)           1.05            2.21             3.35               .77
                                 -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (1.62)          (1.18)           1.23            2.27             3.36               .83
                                 -------------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           -0-           (.23)           (.12)           (.07)            (.02)             (.11)
Distributions in excess of net
  investment income ...........           -0-             -0-             -0-           (.03)              -0-               -0-
Distributions from net
  realized gains ..............           -0-          (1.70)          (2.05)          (1.41)           (1.33)            (1.69)
                                 -------------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............           -0-          (1.93)          (2.17)          (1.51)           (1.35)            (1.80)
                                 -------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $10.21          $11.83          $14.94          $15.88           $15.12            $13.11
                                 =================================================================================================
Total Return
Total investment return based
  on net asset value(c) .......       (13.69)%         (8.65)%          8.39%          15.96%           27.04%             5.98%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $58,684         $73,446         $78,762         $77,554          $72,618           $61,709
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ............         2.33%(d)        2.23%(e)        2.18%(e)        2.29%(e)         2.31%(e)          2.27%(e)
  Expenses, before waivers/
    reimbursements ............         2.33%(d)        2.23%           2.18%           2.29%            2.31%             2.44%
  Net investment income (loss)          (.31)%(d)       1.24%           1.20%            .39%             .10%              .42%
Portfolio turnover rate .......           45%            114%            155%             84%             137%              133%

See footnote summary on page 46.


--------------------------------------------------------------------------------
                                             ALLIANCE GROWTH INVESTORS FUND o 41

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------
                                                                         Class C
                                 --------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                 October 31,                                 Year Ended April 30,
                                        2001     ----------------------------------------------------------------------------
                                 (unaudited)           2001            2000            1999           1998           1997
                                 --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $11.85         $14.95          $15.88          $15.13         $13.12         $14.09
                                 --------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income (loss)(a)         (.02)           .17             .18             .06            .02            .06(b)
Net realized and unrealized
  gain (loss) on investment
  transactions ................        (1.60)         (1.34)           1.06            2.20           3.34            .77
                                 --------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................        (1.62)         (1.17)           1.24            2.26           3.36            .83
                                 --------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........           -0-          (.23)           (.12)           (.07)          (.02)          (.11)
Distributions in excess of net
  investment income ...........           -0-            -0-             -0-           (.03)            -0-            -0-
Distributions from net
  realized gains ..............           -0-         (1.70)          (2.05)          (1.41)         (1.33)         (1.69)
                                 --------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............           -0-         (1.93)          (2.17)          (1.51)         (1.35)         (1.80)
                                 --------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $10.23         $11.85          $14.95          $15.88         $15.13         $13.12
                                 ============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......       (13.67)%        (8.57)%          8.45%          15.88%         27.02%          5.97%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $9,710        $12,550         $11,414          $9,618         $8,336         $6,033
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ............         2.31%(d)       2.21%(e)        2.17%(e)        2.28%(e)       2.30%(e)       2.28%(e)
  Expenses, before waivers/
    reimbursements ............         2.31%(d)       2.21%           2.17%           2.28%          2.30%          2.43%
  Net investment income (loss)          (.29)%(d)      1.24%           1.21%            .40%           .11%           .42%
Portfolio turnover rate .......           45%           114%            155%             84%           137%           133%

See footnote summary on page 46.


--------------------------------------------------------------------------------
42 o ALLIANCE GROWTH INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------
                                                                        Class A
                                ----------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                October 31,                                 Year Ended April 30,
                                       2001     ------------------------------------------------------------------------------
                                (unaudited)            2001            2000            1999            1998            1997
                                ----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........       $10.65          $11.33          $11.88          $11.97          $11.31          $11.14
                                ----------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ..          .12             .41             .44             .38             .39             .41
Net realized and unrealized
  gain (loss) on investment
  transactions ...............         (.37)           (.20)            .07             .61            1.54             .46
                                ----------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .................         (.25)            .21             .51             .99            1.93             .87
                                ----------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..........         (.14)           (.43)           (.40)           (.38)           (.43)           (.45)
Distributions in excess of net
  investment income ..........           -0-             -0-             -0-           (.05)             -0-             -0-
Distributions from net
  realized gains .............           -0-           (.46)           (.66)           (.65)           (.84)           (.25)
                                ----------------------------------------------------------------------------------------------
Total dividends and
  distributions ..............         (.14)           (.89)          (1.06)          (1.08)          (1.27)           (.70)
                                ----------------------------------------------------------------------------------------------
Net asset value,
  end of period ..............       $10.26          $10.65          $11.33          $11.88          $11.97          $11.31
                                ==============================================================================================
Total Return
Total investment return based
  on net asset value(c) ......        (2.33)%          1.76%           4.50%           8.59%          17.87%           7.90%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............      $24,628         $24,191         $21,648         $18,493         $11,715         $11,860
Ratio to average net
  assets of:
  Expenses, net of waivers/
    reimbursements ...........         1.40%(d)        1.40%(e)        1.41%(e)        1.41%(e)        1.41%(e)        1.40%(e)
  Expenses, before waivers/
    reimbursements ...........         1.66%(d)        1.67%           1.67%           1.74%           1.91%           1.90%
  Net investment income(b) ...         2.36%(d)        3.72%           3.75%           3.17%           3.33%           3.66%
Portfolio turnover rate ......           20%             65%             54%            105%            138%            174%

See footnote summary on page 46.


--------------------------------------------------------------------------------
                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 43

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                 ---------------------------------------------------------------------------------------------
                                                                         Class B
                                 ---------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                 October 31,                                 Year Ended April 30,
                                        2001     -----------------------------------------------------------------------------
                                 (unaudited)            2001            2000            1999            1998            1997
                                 ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $10.90          $11.57          $12.12          $12.19          $11.49          $11.31
                                 ---------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ..          .09             .34             .36             .30             .32             .34
Net realized and unrealized
  gain (loss) on investment
  transactions ................         (.38)           (.19)            .07             .63            1.55             .46
                                 ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................         (.29)            .15             .43             .93            1.87             .80
                                 ---------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........         (.10)           (.36)           (.32)           (.31)           (.33)           (.37)
Distributions in excess of net
  investment income ...........           -0-             -0-             -0-           (.04)             -0-             -0-
Distributions from net
  realized gains ..............           -0-           (.46)           (.66)           (.65)           (.84)           (.25)
                                 ---------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............         (.10)           (.82)           (.98)          (1.00)          (1.17)           (.62)
                                 ---------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $10.51          $10.90          $11.57          $12.12          $12.19          $11.49
                                 =============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......        (2.63)%          1.12%           3.73%           7.82%          17.04%           7.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $43,204         $40,155         $34,952         $31,177         $28,432         $28,037
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         2.10%(d)        2.10%(e)        2.11%(e)        2.11%(e)        2.11%(e)        2.10%(e)
  Expenses, before waivers/
    reimbursements ............         2.38%(d)        2.40%           2.40%           2.48%           2.61%           2.61%
  Net investment income(b) ....         1.66%(d)        3.02%           3.05%           2.48%           2.63%           2.96%
Portfolio turnover rate .......           20%             65%             54%            105%            138%            174%

See footnote summary on page 46.


--------------------------------------------------------------------------------
44 o ALLIANCE CONSERVATIVE INVESTORS FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                 ---------------------------------------------------------------------------------------------
                                                                         Class C
                                 ---------------------------------------------------------------------------------------------
                                  Six Months
                                       Ended
                                 October 31,                                 Year Ended April 30,
                                        2001     -----------------------------------------------------------------------------
                                 (unaudited)            2001            2000            1999            1998            1997
                                 ---------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........       $10.91          $11.58          $12.13          $12.19          $11.49          $11.31
Income From Investment
  Operations
Net investment income(a)(b)  ..          .09             .34             .36             .30             .32             .34
Net realized and unrealized
  gain (loss) on investment
  transactions ................         (.39)           (.19)            .07             .64            1.55             .46
                                 ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................         (.30)            .15             .43             .94            1.87             .80
                                 ---------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........         (.10)           (.36)           (.32)           (.31)           (.33)           (.37)
Distribution in excess of net
  investment income ...........           -0-             -0-             -0-           (.04)             -0-             -0-
Distributions from net
  realized gains ..............           -0-           (.46)           (.66)           (.65)           (.84)           (.25)
                                 ---------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............         (.10)           (.82)           (.98)          (1.00)          (1.17)           (.62)
                                 ---------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............       $10.51          $10.91          $11.58          $12.13          $12.19          $11.49
                                 =============================================================================================
Total Return
Total investment return based
  on net asset value(c) .......        (2.72)%          1.12%           3.72%           7.91%          17.04%           7.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............       $7,045          $8,021          $6,464          $5,688          $4,162          $4,150
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         2.10%(d)        2.10%(e)        2.11%(e)        2.11%(e)        2.11%(e)        2.10%(e)
  Expenses, before waivers/
    reimbursements ............         2.38%(d)        2.39%           2.39%           2.47%           2.61%           2.60%
  Net investment income(b) ....         1.66%(d)        3.00%           3.05%           2.47%           2.63%           2.96%
Portfolio turnover rate .......           20%             65%             54%            105%            138%            174%

See footnote summary on page 46.


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                                       ALLIANCE CONSERVATIVE INVESTORS FUND o 45

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Based on average shares outstanding.

(b)   Net of fees waived and expenses reimbursed by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                         Alliance Growth Investors             Alliance Conservative Investors
                           Year Ended April 30,                     Year Ended April 30,
                  --------------------------------------   ---------------------------------------
                   2001    2000    1999    1998     1997    2001    2000    1999    1998      1997
                  --------------------------------------   ---------------------------------------
Class A           1.50%   1.45%   1.54%   1.59%    1.55%   1.40%   1.40%   1.40%   1.40%     1.40%
Class B           2.23%   2.17%   2.27%   2.29%    2.26%   2.10%   2.10%   2.10%   2.10%     2.10%
Class C           2.21%   2.16%   2.27%   2.29%    2.26%   2.10%   2.10%   2.10%   2.10%     2.10%

(f) As required, effective January 1, 2001, the Conservative Investors Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. The effect of this change for the six months ended October 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain and loss per share by $.01, and decrease the ratio of net investment income to average net assets from 2.52% to 2.36% for Class A, from 1.82% to 1.66% for Class B and from 1.82% to 1.66% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


--------------------------------------------------------------------------------
46 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities business cycle

A long-term pattern of alternating periods of economic growth and decline. The cycle travels through four stages: expansion, peak, contraction, and trough.

common stock

A type of security that represents ownership in a public company.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

fixed-income security

A bond.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

inflation

The overall general upward price movement of goods and services in an economy.

portfolio

The collection of securities that make up a fund's or an investor's investments.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding. NAV can be used in reference to either an individual share or the entire assets of a mutual fund.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 47

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $421 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 37 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 646 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 9/30/01.


--------------------------------------------------------------------------------
48 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o     Our Website at www.alliancecapital.com gives you a broad perspective of

      Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 49

-----------------
BOARD OF TRUSTEES
-----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Thomas J. Bardong, Vice President
John Ricciardi, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Financial Officer

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-02624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
50 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                 ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS o 51

NOTES


--------------------------------------------------------------------------------
52 o ALLIANCE GROWTH INVESTORS AND CONSERVATIVE INVESTORS FUNDS

Alliance Growth Investors and Conservative Investors Funds
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GICISR1001